CASH FLOW STATEMENT - Cash outflows (inflows) arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	$ 267	$ 405	$ 865
Borrowings of bank loans		(950)	(1,290)
Proceeds from corporate bond issue		1,000
Repayment of lease liabilities	59	55	46
Cash outflows/(inflows) from other	4	(7)	2
Dividends	329	328	318
Purchase of own shares		16	63
Proceeds from own Shares/issue of ordinary shares	(14)	(11)	(11)
Net cash used in financing activities	645	(1,164)	(7)
Debt
Disclosure Of Cash Flow Statement [line items]
Repayment of bank loans	267	405	865
Borrowings of bank loans		(950)	(1,290)
Proceeds from corporate bond issue		1,000
Repayment of lease liabilities	59	55	46
Cash outflows/(inflows) from other	4	(7)	2
Net cash used in financing activities	330	(1,497)	(377)
Equity.
Disclosure Of Cash Flow Statement [line items]
Dividends	329	328	318
Purchase of own shares		16	63
Proceeds from own Shares/issue of ordinary shares	(14)	(11)	(11)
Net cash used in financing activities	$ 315	$ 333	$ 370